M O N A R C H F U N D S
--------------------------------------
--------------------------------------

Treasury Cash Fund
Government Cash Fund
Cash Fund
                                 ANNUAL REPORT
                                August 31, 1998
--------------------------------------------------------------------------------
Dear Shareholders:

In the year since our last annual report, combined assets of the Monarch Funds have grown to over $1.4 billion. Added to the good news of this record growth is the truly impressive five year performance of Monarch's Government Cash Fund, our oldest Fund. For the five years ended September 30, 1998, Universal Shares of the Fund were ranked #1 for total return out of 98 funds in the Government-Only Institutions-Only category tracked by IBC Financial Data, Inc.'s Money Fund Report Averages-TM-(1). We know it will in no way diminish your pleasure in these results to again be reminded that investment returns for the Funds will fluctuate, and that past performance is no guarantee of future results.

The year ended August 31, 1998 was also a successful one for our Treasury Cash Fund and Cash Fund: Investor Shares assets in both funds have increased from nearly $90 million to almost $240 million since our semi-annual report to you earlier this year. As you know, we began offering Investor Shares in late 1995. This share class offers lower investment minimums as well as checkwriting privileges, features designed to appeal to a broader range of investors. Our Universal and Institutional Shares, which are designed and customized to meet the needs of the business community, also continue to attract new investors.

The management of Monarch Funds and I wish to thank you for your continued confidence and support as we near the end of our 6th year of operations. We remain strongly committed to superior performance and maintenance of your $1.00 share price through prudent portfolio management. After you review the following detailed statements of the Funds' holdings and financial condition, please feel free to call us with any questions or comments at (800) 754-8757.

                                         Sincerely,

                                         /s/ John Y. Keffer
                                         John Y. Keffer
                                         Chairman

(1) For the twelve months ended September 30, 1998, the Fund was ranked #4 for total return out of 192 funds in the same category.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

FINANCIAL STATEMENTS OF MONARCH FUNDS
---------------------------------------------------------
Portfolio Manager's Report....................          2
Independent Auditors' Report..................          3
Statements of Assets and Liabilities..........          4
Statements of Operations......................          5
Statements of Changes in Net Assets...........          6
Financial Highlights..........................          7
Notes to Financial Statements.................          8
FINANCIAL STATEMENTS OF THE PORTFOLIOS
---------------------------------------------------------
Independent Auditors' Report..................         13
Schedules of Investments......................         14
Statements of Assets and Liabilities..........         17
Statements of Operations......................         18
Statements of Changes in Net Assets...........         19
Notes to Financial Statements.................         20

--------------------------------------------------------------------------------

ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS. AN INVESTMENT IN THE FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY, AND IS NOT ENDORSED OR GUARANTEED BY ANY BANK OR ANY AFFILIATE OF A BANK. THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO CURRENT SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A COPY OF A MONARCH FUNDS PROSPECTUS.

MONARCH FUNDS
--------------------------------------------------------------------------------

AN INTERVIEW WITH ANTHONY R. FISCHER, JR., PORTFOLIO MANAGER
--------------------------------------------------------------------------------

Mr. Fischer has been portfolio manager of the Funds since their inception.

Q. How have the Funds fared during the last twelve months?

A. Yields have been remarkably stable because the Federal Reserve Bank has not changed the Federal Funds rate since the spring of 1997. While there was talk that the Federal Reserve Bank might raise rates because of the strong economy and the very low inflation rate, as well as the turbulence in Asia beginning in August 1997, the Federal Reserve Bank chose to keep rates stable.

Q. Does growth in the Funds put downward pressure on yields?

A. Yes, to some extent. As the Funds grow, incoming monies have to be invested at then current yields. Depending on current market sentiment, those yields can be lower than a Fund's average existing yield. This, of course, puts downward pressure on Fund yields.

Q. Have overseas market conditions affected Fund yields during the year?

A. Yes. Uncertainty in foreign markets has created a flight to U.S. Treasury securities, which pushes their yields substantially lower than the Federal Funds rate. Since we purchase U.S. Treasury bills, the result has been a partial reduction in overall Fund yields.

Q. Has your overall investment strategy changed in response to global economic conditions?

A. In direct response to uncertainties in foreign markets, as well as to domestic turbulence, we have, since July 1997, extended the average maturities of Government Cash Portfolio and Cash Portfolio.

Q. What is your outlook for the Funds over the next year? Do you expect investors to seek a money fund safety net in an increasingly "unfriendly" stock and bond environment?

A. Given the turbulence surrounding other forms of investments, we expect the Funds to grow substantially over the next 6 to 12 months. As investors seek the type of safe haven from volatile markets that our Funds provide, we expect to be the beneficiary of substantial growth.

THE OPINIONS EXPRESSED IN THIS INTERVIEW REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH AUGUST 31, 1998. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON THE GOVERNMENT SECURITIES MARKET AND OTHER CONDITIONS. THE COMPOSITION AND HOLDINGS OF THE PORTFOLIOS ARE SUBJECT TO CHANGE.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

The Board of Trustees and Shareholders
Monarch Funds

We have audited the accompanying statements of assets and liabilities of Treasury Cash Fund, Government Cash Fund, and Cash Fund, each a series of Monarch Funds (the Funds), as of August 31, 1998, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years or periods in the five-year period ended August 31, 1998. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Treasury Cash Fund, Government Cash Fund, and Cash Fund, as of August 31, 1998, the results of their operations for the year then ended, changes in their net assets for each of the years in the two-year period then ended and financial highlights for each of the years or periods in the five-year period then ended, in conformity with generally accepted accounting principles.

                                                    KPMG Peat Marwick LLP

Boston, Massachusetts
October 6, 1998

MONARCH FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
AUGUST 31, 1998
--------------------------------------------------------------------------------

                                                                     TREASURY       GOVERNMENT
                                                                       CASH            CASH             CASH
                                                                       FUND            FUND             FUND
                                                                  --------------  ---------------  --------------
ASSETS:
  Investment in Portfolios of Core Trust (Delaware) at value
    (Notes 1 & 2)...............................................  $  149,329,590   $ 699,288,136   $  573,561,896
                                                                  --------------  ---------------  --------------
LIABILITIES:
  Dividends payable.............................................         158,715       1,619,134          528,682
  Payable to administrator (Note 3).............................           3,462          28,509           20,823
  Accrued expenses..............................................          88,146         378,620          367,471
                                                                  --------------  ---------------  --------------
Total liabilities...............................................         250,323       2,026,263          916,976
                                                                  --------------  ---------------  --------------
NET ASSETS......................................................  $  149,079,267   $ 697,261,873   $  572,644,920
                                                                  --------------  ---------------  --------------
                                                                  --------------  ---------------  --------------
COMPONENTS OF NET ASSETS:
  Paid in capital...............................................  $  149,066,419   $ 697,368,322   $  572,663,523
  Undistributed (distributions in excess of) net investment
    income......................................................              --         (34,950)              --
  Accumulated net realized gain (loss)..........................          12,848         (71,499)         (18,603)
                                                                  --------------  ---------------  --------------
NET ASSETS......................................................  $  149,079,267   $ 697,261,873   $  572,644,920
                                                                  --------------  ---------------  --------------
                                                                  --------------  ---------------  --------------
NET ASSETS BY CLASS OF SHARES:
  Universal Shares..............................................  $           --   $ 253,644,219   $   91,670,593
  Institutional Shares..........................................      91,122,142     443,617,654      299,220,153
  Investor Shares...............................................      57,957,125              --      181,754,174
                                                                  --------------  ---------------  --------------
NET ASSETS......................................................  $  149,079,267   $ 697,261,873   $  572,644,920
                                                                  --------------  ---------------  --------------
                                                                  --------------  ---------------  --------------
SHARES OF BENEFICIAL INTEREST:
  Universal Shares..............................................              --     253,705,528       91,670,975
  Institutional Shares..........................................      91,115,366     443,662,637      299,232,745
  Investor Shares...............................................      57,951,053              --      181,759,799
NET ASSET VALUE PER SHARE (OFFERING AND REDEMPTION PRICE PER
  SHARE)........................................................  $         1.00   $        1.00   $         1.00

See Notes to Financial Statements.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 1998
--------------------------------------------------------------------------------

                                                                       TREASURY      GOVERNMENT
                                                                         CASH           CASH            CASH
                                                                         FUND           FUND            FUND
                                                                     ------------  ---------------  -------------

NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIOS OF CORE TRUST
 (DELAWARE)
  Interest income..................................................  $  5,470,244   $  35,439,213   $  23,123,934
  Net expenses.....................................................      (149,600)       (794,737)       (532,410)
                                                                     ------------  ---------------  -------------
Net investment income allocated from Portfolios of Core Trust
 (Delaware) (Note 2)...............................................     5,320,644      34,644,476      22,591,524
                                                                     ------------  ---------------  -------------
EXPENSES:
  Administration (Note 3)
    Universal Shares...............................................            --         113,364          25,795
    Institutional Shares...........................................        27,327         199,480         107,670
    Investor Shares................................................        22,928              --          70,012
  Transfer agent (Note 3)
    Universal Shares...............................................            --         144,599          34,429
    Institutional Shares...........................................       119,247         815,003         441,229
    Investor Shares................................................       101,975              --         289,208
  Shareholder services (Note 3)
    Institutional Shares...........................................        99,026         726,580         396,602
    Investor Shares................................................        83,999              --         256,286
  Distribution--Investor Shares (Note 3)...........................       114,707              --         350,059
  Legal (Note 3)...................................................         2,877          13,091          11,044
  Audit............................................................         4,008           8,770           7,404
  Trustees.........................................................         2,447          15,888           8,994
  Miscellaneous....................................................        35,432          79,077         125,202
                                                                     ------------  ---------------  -------------
Total expenses.....................................................       613,973       2,115,852       2,123,934
  Fees waived (Note 4).............................................      (140,487)       (217,680)       (179,156)
                                                                     ------------  ---------------  -------------
Net expenses.......................................................       473,486       1,898,172       1,944,778
                                                                     ------------  ---------------  -------------
NET INVESTMENT INCOME..............................................     4,847,158      32,746,304      20,646,746
                                                                     ------------  ---------------  -------------
NET REALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM PORTFOLIOS
 OF CORE TRUST (DELAWARE)..........................................         6,934         (43,518)            896
                                                                     ------------  ---------------  -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...............  $  4,854,092   $  32,702,786   $  20,647,642
                                                                     ------------  ---------------  -------------
                                                                     ------------  ---------------  -------------

See Notes to Financial Statements.

MONARCH FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED AUGUST 31, 1997 AND 1998
--------------------------------------------------------------------------------

                                                                          TREASURY        GOVERNMENT
                                                                            CASH             CASH               CASH
                                                                            FUND             FUND               FUND
                                                                        -------------  ----------------   ----------------

NET ASSETS--AUGUST 31, 1996...........................................  $  83,240,154  $    505,623,107   $    125,735,874
----------------------------                                            -------------  ----------------   ----------------
OPERATIONS:
  Net investment income allocated from Portfolios of Core Trust
    (Delaware)........................................................      2,336,255        26,012,083          8,819,230
  Net realized gain (loss) on investments allocated from Portfolios of
    Core Trust (Delaware).............................................          2,441           (27,824)            (8,648)
                                                                        -------------  ----------------   ----------------
    Net increase in net assets resulting from operations..............      2,338,696        25,984,259          8,810,582
                                                                        -------------  ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income--Universal Shares.............................             --       (13,169,327)          (295,284)
  Net investment income--Institutional Shares.........................     (1,812,820)      (12,841,956)        (5,826,021)
  Net investment income--Investor Shares..............................       (523,435)             (800)        (2,697,925)
  Net realized gain on investments--Universal Shares..................             --            (1,239)                --
  Net realized gain on investments--Institutional Shares..............             --            (1,352)                --
                                                                        -------------  ----------------   ----------------
    Total distributions to shareholders...............................     (2,336,255)      (26,014,674)        (8,819,230)
                                                                        -------------  ----------------   ----------------
CAPITAL SHARES TRANSACTIONS (at $1.00 per share):
  Sale of shares--Universal Shares....................................             --     4,703,891,858        793,431,000
  Sale of shares--Institutional Shares................................    616,183,130     2,069,478,692        771,736,564
  Sale of shares--Investor Shares.....................................    119,376,333                --        571,922,876
  Reinvestment of distributions--Universal Shares.....................             --         7,159,556            311,720
  Reinvestment of distributions--Institutional Shares.................        273,560         8,379,532          2,475,428
  Reinvestment of distributions--Investor Shares......................        533,844             1,725          2,834,309
  Redemption of shares--Universal Shares..............................             --    (4,729,611,744)      (778,562,054)
  Redemption of shares--Institutional Shares..........................   (654,886,646)   (2,088,930,438)      (711,898,289)
  Redemption of shares--Investor Shares...............................    (93,774,543)         (395,138)      (531,004,291)
                                                                        -------------  ----------------   ----------------
    Net increase (decrease) from capital transactions.................    (12,294,322)      (30,025,957)       121,247,263
                                                                        -------------  ----------------   ----------------
    Net increase (decrease) in net assets.............................    (12,291,881)      (30,056,372)       121,238,615
                                                                        -------------  ----------------   ----------------

NET ASSETS--AUGUST 31, 1997...........................................     70,948,273       475,566,735        246,974,489
----------------------------                                            -------------  ----------------   ----------------
OPERATIONS:
  Net investment income allocated from Portfolios of Core Trust
    (Delaware)........................................................      4,847,158        32,746,304         20,646,746
  Net realized gain (loss) on investments allocated from Portfolios of
    Core Trust (Delaware).............................................          6,934           (43,518)               896
                                                                        -------------  ----------------   ----------------
    Net increase in net assets resulting from operations..............      4,854,092        32,702,786         20,647,642
                                                                        -------------  ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income--Universal Shares.............................             --       (12,434,504)        (2,829,163)
  Net investment income--Institutional Shares.........................     (2,730,320)      (20,311,800)       (11,009,468)
  Net investment income--Investor Shares..............................     (2,116,838)               --         (6,808,115)
                                                                        -------------  ----------------   ----------------
    Total distributions to shareholders...............................     (4,847,158)      (32,746,304)       (20,646,746)
                                                                        -------------  ----------------   ----------------
CAPITAL SHARES TRANSACTIONS (at $1.00 per share):
  Sale of shares--Universal Shares....................................             --     5,089,256,401      1,364,748,919
  Sale of shares--Institutional Shares................................    792,223,786     2,912,199,423        774,989,103
  Sale of shares--Investor Shares.....................................    337,141,622                --      1,421,668,593
  Reinvestment of distributions--Universal Shares.....................             --         6,626,988          2,264,797
  Reinvestment of distributions--Institutional Shares.................        899,824        10,058,549          5,703,260
  Reinvestment of distributions--Investor Shares......................      2,094,927                --          6,808,022
  Redemption of shares--Universal Shares..............................             --    (5,072,628,157)    (1,293,795,619)
  Redemption of shares--Institutional Shares..........................   (742,834,980)   (2,723,774,548)      (633,514,099)
  Redemption of shares--Investor Shares...............................   (311,401,119)               --     (1,323,203,441)
                                                                        -------------  ----------------   ----------------
    Net increase from capital transactions............................     78,124,060       221,738,656        325,669,535
                                                                        -------------  ----------------   ----------------
    Net increase in net assets........................................     78,130,994       221,695,138        325,670,431
                                                                        -------------  ----------------   ----------------
NET ASSETS--AUGUST 31, 1998...........................................  $ 149,079,267  $    697,261,873   $    572,644,920
----------------------------                                            -------------  ----------------   ----------------
                                                                        -------------  ----------------   ----------------

See Notes to Financial Statements.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Following is selected data for a share of each class of each Fund outstanding during the past five years. See Note 1 for the date each share class commenced operations.

                                                                                                    RATIOS TO AVERAGE
                                                                                                        NET ASSETS
                                          BEGINNING                DISTRIBUTIONS                 ------------------------
                                          NET ASSET      NET         FROM NET      ENDING NET                     NET
                                          VALUE PER   INVESTMENT    INVESTMENT     ASSET VALUE                INVESTMENT
                                            SHARE       INCOME        INCOME        PER SHARE     EXPENSES      INCOME
                                          ---------   ----------   -------------   -----------   ----------   -----------

TREASURY CASH FUND

Institutional Shares
    Year ended August 31, 1998..........  $  1.00     $   0.05     $    (0.05)     $ 1.00         0.45%         5.00%
    Year ended August 31, 1997..........     1.00         0.05          (0.05)       1.00         0.45%         4.89%
    Year ended August 31, 1996..........     1.00         0.05          (0.05)       1.00         0.45%         5.01%
    Year ended August 31, 1995..........     1.00         0.05          (0.05)       1.00         0.42%         5.18%
    Year ended August 31, 1994..........     1.00         0.03          (0.03)       1.00         0.42%         3.03%
Investor Shares
    Year ended August 31, 1998..........     1.00         0.05          (0.05)       1.00         0.82%         4.62%
    Year ended August 31, 1997..........     1.00         0.05          (0.05)       1.00         0.83%         4.55%
    Period ended August 31, 1996........     1.00         0.04          (0.04)       1.00         0.83%(b)      4.50%(b)

GOVERNMENT CASH FUND

Universal Shares
    Year ended August 31, 1998..........     1.00         0.05          (0.05)       1.00         0.18%         5.48%
    Year ended August 31, 1997..........     1.00         0.05          (0.05)       1.00         0.17%         5.35%
    Year ended August 31, 1996..........     1.00         0.05          (0.05)       1.00         0.19%         5.43%
    Year ended August 31, 1995..........     1.00         0.06          (0.06)       1.00         0.24%         5.46%
    Year ended August 31, 1994..........     1.00         0.04          (0.04)       1.00         0.28%         3.48%
Institutional Shares
    Year ended August 31, 1998..........     1.00         0.05          (0.05)       1.00         0.57%         5.09%
    Year ended August 31, 1997..........     1.00         0.05          (0.05)       1.00         0.57%         4.95%
    Year ended August 31, 1996..........     1.00         0.05          (0.05)       1.00         0.57%         5.06%
    Year ended August 31, 1995..........     1.00         0.05          (0.05)       1.00         0.54%         5.39%
    Year ended August 31, 1994..........     1.00         0.03          (0.03)       1.00         0.56%         3.45%

CASH FUND

Universal Shares
    Year ended August 31, 1998..........     1.00         0.06          (0.06)       1.00         0.18%         5.48%
    Year ended August 31, 1997..........     1.00         0.05          (0.05)       1.00         0.23%         5.32%
    Year ended August 31, 1996..........     1.00         0.05          (0.05)       1.00         0.27%         5.48%
    Year ended August 31, 1995..........     1.00         0.06          (0.06)       1.00         0.27%         5.59%
    Year ended August 31, 1994..........     1.00         0.04          (0.04)       1.00         0.27%         3.50%
Institutional Shares
    Year ended August 31, 1998..........     1.00         0.05          (0.05)       1.00         0.57%         5.11%
    Year ended August 31, 1997..........     1.00         0.05          (0.05)       1.00         0.57%         4.97%
    Year ended August 31, 1996..........     1.00         0.05          (0.05)       1.00         0.57%         5.10%
    Year ended August 31, 1995..........     1.00         0.05          (0.05)       1.00         0.54%         5.33%
    Year ended August 31, 1994..........     1.00         0.03          (0.03)       1.00         0.54%         3.43%
Investor Shares
    Year ended August 31, 1998..........     1.00         0.05          (0.05)       1.00         0.83%         4.86%
    Year ended August 31, 1997..........     1.00         0.05          (0.05)       1.00         0.83%         4.72%
    Year ended August 31, 1996..........     1.00         0.05          (0.05)       1.00         0.83%         4.68%
    Period ended August 31, 1995........     1.00         0.01          (0.01)       1.00         0.84%(b)      5.32%(b)

                                                                     RATIO TO
                                                       NET ASSETS   AVERAGE NET
                                                       AT END OF      ASSETS
                                                         PERIOD     -----------
                                            TOTAL        (000'S        GROSS
                                            RETURN      OMITTED)    EXPENSES(a)
                                          ----------   ----------   -----------
TREASURY CASH FUND
Institutional Shares
    Year ended August 31, 1998..........   5.11%       $ 91,122       0.67%
    Year ended August 31, 1997..........   4.98%         40,830       0.66%
    Year ended August 31, 1996..........   5.15%         79,259       0.69%
    Year ended August 31, 1995..........   5.28%         28,530       0.86%
    Year ended August 31, 1994..........   3.11%         41,194       0.74%
Investor Shares
    Year ended August 31, 1998..........   4.72%         57,957       0.91%
    Year ended August 31, 1997..........   4.58%         30,118       0.97%
    Period ended August 31, 1996........   4.00%          3,980       1.33%(b)
GOVERNMENT CASH FUND
Universal Shares
    Year ended August 31, 1998..........   5.63%        253,644       0.26%
    Year ended August 31, 1997..........   5.49%        230,410       0.26%
    Year ended August 31, 1996..........   5.59%        248,986       0.28%
    Year ended August 31, 1995..........   5.78%        182,546       0.52%
    Year ended August 31, 1994..........   3.64%        158,798       0.49%
Institutional Shares
    Year ended August 31, 1998..........   5.22%        443,618       0.58%
    Year ended August 31, 1997..........   5.06%        245,157       0.57%
    Year ended August 31, 1996..........   5.18%        256,244       0.57%
    Year ended August 31, 1995..........   5.46%        186,620       0.66%
    Year ended August 31, 1994..........   3.35%         61,738       0.68%
CASH FUND
Universal Shares
    Year ended August 31, 1998..........   5.65%         91,671       0.29%
    Year ended August 31, 1997..........   5.43%         18,453       0.47%
    Year ended August 31, 1996..........   5.53%          3,272       0.43%
    Year ended August 31, 1995..........   5.75%         26,525       0.56%
    Year ended August 31, 1994..........   3.69%         22,105       0.55%
Institutional Shares
    Year ended August 31, 1998..........   5.24%        299,220       0.61%
    Year ended August 31, 1997..........   5.07%        152,041       0.60%
    Year ended August 31, 1996..........   5.22%         89,733       0.60%
    Year ended August 31, 1995..........   5.23%         73,802       0.69%
    Year ended August 31, 1994..........   3.40%         55,771       0.72%
Investor Shares
    Year ended August 31, 1998..........   4.97%        181,754       0.86%
    Year ended August 31, 1997..........   4.81%         76,480       0.85%
    Year ended August 31, 1996..........   4.95%         32,731       0.96%
    Period ended August 31, 1995........   5.14%(b)       4,665       3.76%(b)

(a) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and expense reimbursements for the Fund and its corresponding Portfolio.

(b)  Annualized.

See Notes to Financial Statements.

MONARCH FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1998
--------------------------------------------------------------------------------

NOTE 1. SUMMARY OF ORGANIZATION

Monarch Funds (the "Trust") was organized as a Delaware business trust on July 10, 1992. The Trust, which is registered as an open-end, management investment company under the Investment Company Act of 1940 (the "Act"), currently has three diversified investment portfolios, Treasury Cash Fund, Government Cash Fund and Cash Fund (each a "Fund" and collectively the "Funds"). The Funds are authorized under the Trust's Trust Instrument to issue an unlimited number of shares of beneficial interest without par value. Each Fund currently is authorized to issue three classes of shares, Universal Shares, Institutional Shares and Investor Shares. The Trust commenced the offering of each class of shares as follows and no other class of shares currently is outstanding.

Treasury Cash Fund (Institutional Shares)              July 12, 1993
Treasury Cash Fund (Investor Shares)                October 25, 1995
Government Cash Fund (Universal Shares)             October 29, 1992
Government Cash Fund (Institutional Shares)            July 15, 1993
Cash Fund (Universal Shares)                        December 1, 1992
Cash Fund (Institutional Shares)                       July 15, 1993
Cash Fund (Investor Shares)                            June 16, 1995

MASTER FEEDER ARRANGEMENT-Each Fund currently seeks to achieve its investment objective by investing all of its investable assets in a separate portfolio (each a "Portfolio" and collectively the "Portfolios") of Core Trust (Delaware) ("Core Trust"), a registered open-end, management investment company that has the same investment objective and substantially similar policies as the Fund. Accordingly, each Portfolio directly acquires securities, and a Fund investing in the Portfolio acquires an indirect interest in those securities. The Funds account for their investments in the Portfolios as partnership investments. This is commonly referred to as a master-feeder arrangement. The financial statements of the Portfolios are included elsewhere in this report. As of August 31, 1998 the percentage of Treasury Cash Portfolio owned by Treasury Cash Fund was 56.4%; the percentage of Government Cash Portfolio owned by Government Cash Fund was 97.5%; and the percentage of Cash Portfolio owned by Cash Fund was 94.4%.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following represent significant accounting policies of the Funds:

SECURITY VALUATION-Each Fund determines its net asset value per share as of 1:00 p.m., Pacific time, on each business day. Each Fund records its investment in its Portfolio at value. Valuation of securities held in the Portfolios is discussed in the Notes to Financial Statements of Core Trust, included in this report.

INVESTMENT INCOME AND EXPENSES-Each Fund records daily its prorata share of its Portfolio's income, expenses and realized gain and loss. In addition, the Fund accrues its own expenses.

CLASS SPECIFIC EXPENSES-Each share of each class of a Fund represents an undivided, proportionate interest in the Fund. The Funds' class specific expenses include administration fees, shareholder servicing fees, transfer agent fees and certain other expenses as determined by the Trust's Board of Trustees (the "Board").

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (continued)
AUGUST 31, 1998
--------------------------------------------------------------------------------
Institutional Shares and Investor Shares incur shareholder servicing fees and Investor Shares incur distribution fees. In addition, there are differences between the classes of shares with respect to the minimum investment required. FEDERAL TAXES-Each Fund intends to continue to qualify each year as a regulated investment company and distribute all of its net investment income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gain and certain other amounts, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

As of August 31, 1998, certain of the Funds had capital loss carryovers available to offset future capital gains as follows: Cash Fund - $6,209 expiring in 2004 and $10,851 expiring in 2005; Government Cash Fund - $27,824 expiring in 2005 and $41,999 expiring in 2006.

DISTRIBUTIONS TO SHAREHOLDERS-Distributions to shareholders of net investment income are declared daily and paid monthly. Net capital gain, if any, is distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations.

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER-The investment adviser of each Portfolio is Forum Investment Advisors, LLC ("Forum Advisors"). Prior to January 2, 1998 Linden Asset Management, Inc. ("Linden") served as investment adviser of the Portfolios. On January 2, 1998, Forum Advisors, Inc. acquired Linden and reorganized as Forum Advisors. Each Fund may withdraw its investment from its respective Portfolio at any time if the Board determines that it is in the best interest of the Fund and its shareholders to do so.

ADMINISTRATOR-The administrator of each Fund is Forum Administrative Services, LLC. ("FAdS"). For its administrative services and facilities, FAdS receives from each Fund an administration fee at an annual rate of 0.05% of the average daily net assets of the Fund. In addition, certain legal expenses are charged to the Funds by FAdS. For the year ended August 31, 1998, the amounts charged to Treasury Cash Fund, Government Cash Fund and Cash Fund were $101, $649 and $356, respectively. A previous management agreement in effect with Forum Financial Services, Inc. ("FFSI") during the period was identical in all material terms including fees to the current agreement with FAdS.

TRANSFER AGENT-The transfer agent and dividend disbursing agent for the Funds is Forum Shareholder Services, LLC ("FSS"). FSS is paid a transfer agent fee at an annual rate of 0.20% of the average daily net assets of Institutional Shares and Investor Shares of each Fund and 0.05% of the average daily net assets of Universal Shares of each Fund, plus certain account and additional class charges.

SHAREHOLDER SERVICE AGENT-The Trust has adopted a shareholder servicing plan with respect to Institutional Shares and Investor Shares under which the Trust pays FAdS a shareholder servicing fee at an annual rate of 0.20% of the average daily net assets of Institutional Shares and Investor Shares of each Fund. FAdS may pay any or all amounts of these payments to various institutions that provide shareholder servicing to their customers who hold Institutional Shares or Investor Shares.

DISTRIBUTOR-FFSI, a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., acts as each Fund's distributor. The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the Act with respect to Investor Shares under which the Trust pays FFSI a distribution fee at an annual rate of 0.25% of the average daily net assets of Investor Shares of each Fund. FFSI may pay any or all amounts of these payments to various institutions that provide distribution or shareholder services for Investor Shares. The Plan obligates the Funds to pay FFSI as compensation for FFSI's services and not as reimbursement for certain expenses incurred.

MONARCH FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (concluded)
AUGUST 31, 1998
--------------------------------------------------------------------------------

NOTE 4. WAIVER OF FEES

FAdS, FSS and FFSI have voluntarily waived a portion of their fees. For the year ended August 31, 1998, fees waived were as follows:

                                                               TRANSFER     SHAREHOLDER
                                             ADMINISTRATION      AGENT       SERVICING   DISTRIBUTION
                                                  FEE             FEE           FEE           FEE         TOTAL
                                             --------------  -------------  -----------  -------------  ----------
Treasury Cash Fund
  Institutional Shares                        $     27,121     $  32,971     $  50,048            --    $  110,140
  Investor Shares                                    3,411           101        26,709           126        30,347
Government Cash Fund
  Universal Shares                                 107,575        61,758            --            --       169,333
  Institutional Shares                                  --            --        48,347            --        48,347
Cash Fund
  Universal Shares                                  25,795        31,621            --            --        57,416
  Institutional Shares                                  --            --        78,293            --        78,293
  Investor Shares                                       --            --        43,447            --        43,447

NOTE 5. SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

The following matter was submitted to a vote of shareholders of the Funds at a special meeting held December 12, 1997, and then continued on December 18, 1997: to approve a new Investment Advisory Agreement between Core Trust and Forum Advisors with respect to Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio. Shares of the Funds were voted as follows: Treasury Cash Fund-- 58,795,398 For; 215,956 Against; Government Cash Fund--175,365,665 For;
1,714,095 Abstained; Cash Fund--137,726,363 For; 3,000 Against; 5,210,719
Abstained.

                            TREASURY CASH PORTFOLIO
                           GOVERNMENT CASH PORTFOLIO
                                 CASH PORTFOLIO

                                 ANNUAL REPORT

                                AUGUST 31, 1998

                 (This page has been left blank intentionally.)

                                                           CORE TRUST (DELAWARE)
--------------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

The Board of Trustees and Interestholders
Core Trust (Delaware)

We have audited the accompanying statements of assets and liabilities of Treasury Cash Portfolio, Government Cash Portfolio, and Cash Portfolio, each a series of Core Trust (Delaware) (the Portfolios), including the schedules of investments, as of August 31, 1998, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period then ended. These financial statements are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Treasury Cash Portfolio, Government Cash Portfolio, and Cash Portfolio as of August 31, 1998, the results of their operations for the year then ended and the changes in their net assets for each of the years in the two-year period then ended, in conformity with generally accepted accounting principles.

                                                    KPMG Peat Marwick LLP

Boston, Massachusetts
October 6, 1998

CORE TRUST (DELAWARE)
--------------------------------------------------------------------------------
TREASURY CASH PORTFOLIO
SCHEDULE OF INVESTMENTS
AUGUST 31, 1998
--------------------------------------------------------------------------------

   FACE                  SECURITY
  AMOUNT               DESCRIPTION               VALUE
-----------   ------------------------------  -----------
U.S. TREASURY BILLS (A) (69.6%)
$20,000,000   5.04%, 10/22/98...............  $19,857,342
 15,000,000   5.09%, 12/24/98...............   14,758,462
150,000,000   5.43%, 9/15/98................  149,683,250
                                              -----------
Total U.S Treasury Bills                      184,299,054
                                              -----------
REPURCHASE AGREEMENTS (30.4%)
 40,570,000   Bank of America, 5.78%,
                9/1/98, to be repurchased at
                $40,576,514; Collateralized
                by $40,200,000 U.S. Treasury
                Notes, 6.25%, 3/31/99.......   40,570,000
 40,000,000   Donaldson, Lufkin & Jenrette
                Securities Corp., 5.80%,
                9/1/98, to be repurchased at
                $40,006,444; Collateralized
                by $49,737,000 U.S. Treasury
                Strips IO, 4.87%, 11/15/09;
                $36,950,000 U.S. Treasury
                Strips IO, 5.37%, 2/15/17...   40,000,000
                                              -----------
Total Repurchase Agreements                    80,570,000
                                              -----------
Total Investments (100.0%) (B)                $264,869,054
                                              -----------
                                              -----------

(A) Annualized yields at time of purchase.

(B) Tax cost of investments is $264,869,054.

See Notes to Financial Statements.

                                                           CORE TRUST (DELAWARE)
--------------------------------------------------------------------------------
GOVERNMENT CASH PORTFOLIO
SCHEDULE OF INVESTMENTS
AUGUST 31, 1998
--------------------------------------------------------------------------------

   FACE                  SECURITY
  AMOUNT               DESCRIPTION               VALUE
-----------   ------------------------------  ------------
U.S. GOVERNMENT SECURITIES (83.3%)
FEDERAL FARM CREDIT BANK (B) (2.5%)
$18,000,000   5.30%, 4/1/99.................  $ 18,000,000
                                              ------------
FEDERAL HOME LOAN BANK--DISCOUNT
NOTES (A) (14.4%)
 35,000,000   5.40%, 11/4/98................    34,664,000
 20,000,000   5.33%, 2/1/99.................    19,546,950
 20,000,000   5.32%, 2/3/99.................    19,542,321
 30,000,000   5.33%, 2/12/99................    29,272,250
                                              ------------
Total Federal Home Loan Bank--Discount Notes
                                               103,025,521
                                              ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--DISCOUNT
NOTES (A) (50.9%)
 50,000,000   5.42%, 9/10/98................    49,932,250
 35,318,000   5.41%, 10/1/98................    35,158,775
 35,000,000   5.58%, 10/16/98...............    34,763,750
 50,000,000   5.44%, 10/20/98...............    49,629,777
 50,000,000   5.36%, 11/23/98...............    49,382,111
 28,058,000   5.36%, 1/4/99.................    27,535,810
 50,000,000   5.35%, 2/8/99.................    48,811,112
 40,000,000   5.54%, 2/22/99................    38,971,467
 30,000,000   5.55%, 2/22/99................    29,227,875
                                              ------------
Total Federal National Mortgage
Association--Discount Notes                    363,412,927
                                              ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (3.5%)
 25,000,000   5.45%, 3/16/99................    25,000,000
                                              ------------
SMALL BUSINESS ADMINISTRATION (B) (11.3%)
    308,114   Pool #500545, 8.38%,
                3/25/03.....................       308,114
    315,984   Pool #500746, 7.75%,
                11/25/01....................       315,984
    916,751   Pool #501077, 7.00%,
                11/25/14....................       923,821
  2,465,304   Pool #501308, 7.00%,
                10/25/15....................     2,518,496
  2,811,122   Pool #501543, 6.88%,
                7/25/16.....................     2,822,268
    424,567   Pool #501628, 8.38%,
                9/25/04.....................       424,567
  1,187,786   Pool #501690, 6.63%,
                12/25/16....................     1,197,107
  1,927,861   Pool #501898, 6.75%,
                7/25/17.....................     1,936,198
  5,581,658   Pool #502150, 6.50%,
                2/25/18.....................     5,664,269
    305,607   Pool #502161, 6.50%,
                2/25/18.....................       306,264
  2,752,875   Pool #502208, 6.50%,
                2/25/18.....................     2,797,075
  1,620,060   Pool #502306, 6.50%,
                2/25/18.....................     1,644,270
  1,977,575   Pool #502613, 6.50%,
                4/25/19.....................     1,977,575
  1,092,686   Pool #503058, 6.38%,
                7/25/15.....................     1,092,686
  1,706,555   Pool #503082, 6.38%,
                8/25/20.....................     1,706,555
  1,580,958   Pool #503120, 6.38%,
                11/25/20....................     1,580,958
    461,643   Pool #503121, 6.38%,
                8/25/15.....................       461,643
  2,696,003   Pool #503232, 6.13%,
                12/25/15....................     2,696,003
   FACE                  SECURITY
  AMOUNT               DESCRIPTION               VALUE
-----------   ------------------------------  ------------
SMALL BUSINESS ADMINISTRATION, CONTINUED:
$   950,552   Pool #503278, 6.13%,
                2/25/21.....................  $    950,518
  2,900,520   Pool #503431, 6.25%,
                7/25/21.....................     2,902,187
  3,035,608   Pool #503461, 6.25%,
                9/25/21.....................     3,037,480
  1,739,665   Pool #503472, 6.25%,
                8/25/21.....................     1,740,618
  1,067,337   Pool #503553, 6.13%,
                11/25/21....................     1,064,678
  5,037,804   Pool #503671, 6.13%,
                3/25/22.....................     5,037,804
  1,873,064   Pool #503754, 6.13%,
                5/25/22.....................     1,873,064
  1,194,471   Pool #503780, 6.13%,
                3/25/22.....................     1,195,914
  5,153,881   Pool #503882, 6.00%,
                9/25/22.....................     5,147,671
  4,359,648   Pool #503892, 6.13%,
                7/25/22.....................     4,370,149
  5,794,480   Pool #503909, 6.00%,
                10/25/22....................     5,790,936
  2,973,358   Pool #504015, 6.00%,
                1/25/23.....................     2,972,484
  5,254,135   Pool #504062, 6.00%,
                2/25/23.....................     5,254,135
  5,327,203   Pool #504074, 6.00%,
                2/25/23.....................     5,327,203
  3,538,056   Pool #504203, 6.13%,
                7/25/13.....................     3,549,046
                                              ------------
Total Small Business Administration             80,587,740
                                              ------------
STUDENT LOAN MARKETING ASSOCIATION (0.7%)
  5,000,000   5.26%, 1/13/99................     5,000,000
                                              ------------
Total U.S. Government Securities               595,026,188
                                              ------------
REPURCHASE AGREEMENTS (16.7%)
 59,500,000   Bankers Trust Co., 5.80%,
                9/1/98, to be repurchased at
                $59,509,586; Collateralized
                by $52,102,000 U.S. Treasury
                Bonds, 6.50%, 11/15/26......    59,500,000
 60,000,000   Bear, Stearns & Co., Inc.,
                5.78%, 9/1/98, to be
                repurchased at $60,009,633;
                Collateralized by
                $19,380,000 U.S. Treasury
                Notes, 6.13%, 12/31/01;
                $25,300,000 U.S. Treasury
                Bonds, 10.63%, 8/15/15......    60,000,000
                                              ------------
Total Repurchase Agreements                    119,500,000
                                              ------------
Total Investments (100.0%) (C)                $714,526,188
                                              ------------
                                              ------------

(A) Annualized yields at time of purchase.

(B) Certain securities are deemed to have a maturity remaining until the next readjustment of the interest rate, the demand period or a combination of the longer or the earlier of the demand period or readjustment. The interest rates shown reflect the rate in effect on August 31, 1998.

(C) Tax cost of investments is $714,527,744.

See Notes to Financial Statements.

CORE TRUST (DELAWARE)
--------------------------------------------------------------------------------
CASH PORTFOLIO
SCHEDULE OF INVESTMENTS
AUGUST 31, 1998
--------------------------------------------------------------------------------

   FACE                  SECURITY
  AMOUNT               DESCRIPTION               VALUE
-----------   ------------------------------  ------------
U.S. GOVERNMENT SECURITIES (8.7%)
FEDERAL HOME LOAN BANK--DISCOUNT NOTES (A) (3.2%)
$20,000,000   5.32%, 2/3/99.................  $ 19,542,321
                                              ------------
SMALL BUSINESS ADMINISTRATION (B) (5.5%)
    267,344   Pool #500536, 7.50%,
                5/25/13.....................       271,172
    510,939   Pool #500730, 8.38%,
                2/25/04.....................       518,751
  1,039,579   Pool #501733, 6.50%,
                2/25/17.....................     1,059,150
  1,075,499   Pool #501989, 6.63%,
                10/25/12....................     1,081,013
    289,483   Pool #502914, 6.50%,
                3/25/15.....................       289,765
  1,846,572   Pool #503121, 6.38%,
                9/25/15.....................     1,846,572
  4,645,734   Pool #503429, 6.25%,
                6/25/16.....................     4,645,734
    758,902   Pool #503461, 6.25%,
                9/25/21.....................       759,377
  3,932,381   Pool #503553, 6.13%,
                11/25/21....................     3,921,933
  2,809,596   Pool #503754, 6.13%,
                5/25/22.....................     2,809,596
  4,925,248   Pool #503882, 6.00%,
                9/25/22.....................     4,919,307
  5,454,681   Pool #503912, 6.00%,
                10/25/22....................     5,451,390
  5,680,350   Pool #504015, 6.00%,
                1/25/23.....................     5,678,613
                                              ------------
Total Small Business Administration             33,252,373
                                              ------------
Total U.S. Government Securities                52,794,694
                                              ------------
BANKERS ACCEPTANCES (A) (2.9%)
 11,000,000   Bank of America, 5.53%,
                2/16/99.....................    10,723,828
  7,000,000   Bank of America, 5.53%,
                2/17/99.....................     6,823,207
                                              ------------
Total Bankers Acceptances                       17,547,035
                                              ------------
CERTIFICATES OF DEPOSITS (B) (0.7%)
  4,000,000   Bankers Trust New York Co.,
                5.64%, 9/11/98..............     3,999,988
                                              ------------
COMMERCIAL PAPER (A) (55.4%)
 25,000,000   American Express Credit Corp.,
                5.48%, 9/16/98..............    24,942,917
 25,000,000   Associates Corp. of North
                America, 5.48%, 9/16/98.....    24,942,917
 25,000,000   CIT Group Holdings, Inc.,
                5.49%, 9/30/98..............    24,889,438
 25,000,000   Caterpillar Financial Services
                Corp., 5.57%, 2/22/99.......    24,345,085
 28,000,000   Ford Motor Credit Co.,
                5.47%, 2/8/99...............    27,319,290
  7,000,000   General Electric Capital
                Corp., 5.50%, 9/14/98.......     6,986,097
 20,000,000   General Electric Capital
                Corp., 5.47%, 1/20/99.......    19,571,518
 25,000,000   General Motors Acceptance
                Corp., 5.50%, 10/5/98.......    24,870,139
 15,000,000   International Lease Finance
                Corp., 5.49%, 10/5/98.......    14,922,225
 10,000,000   International Lease Finance
                Corp., 5.56%, 10/14/98......     9,934,545
 15,000,000   Merrill Lynch & Co., Inc.,
                5.51%, 10/9/98..............    14,912,758

   FACE                  SECURITY
  AMOUNT               DESCRIPTION               VALUE
-----------   ------------------------------  ------------
COMMERCIAL PAPER, CONTINUED:
$10,000,000   Merrill Lynch & Co., Inc.,
                5.50%, 10/30/98.............  $  9,909,862
 14,000,000   Monsanto Co., 5.49%,
                10/8/98.....................    13,921,005
 11,000,000   Monsanto Co., 5.48%,
                12/8/98.....................    10,835,905
  5,000,000   Monsanto Co., 5.47%,
                1/28/99.....................     4,886,802
 25,000,000   Prudential Funding Corp.,
                5.47%, 1/21/99..............    24,460,597
 25,000,000   Salomon Smith Barney Holdings,
                5.51%, 10/15/98.............    24,831,638
 28,000,000   Transamerica Financial Corp.,
                5.47%, 12/15/98.............    27,553,283
  2,000,000   Transamerica Financial Corp.,
                5.47%, 1/26/99..............     1,955,330
                                              ------------
Total Commercial Paper                         335,991,351
                                              ------------
CORPORATE NOTES (B) (4.1%)
 15,000,000   Bear, Stearns & Co., Inc.,
                5.64% V/R, 1/6/99...........    15,000,000
 10,000,000   Bear, Stearns & Co., Inc.,
                5.63% V/R, 4/6/99...........    10,000,000
                                              ------------
Total Corporate Notes                           25,000,000
                                              ------------
REPURCHASE AGREEMENTS (28.2%)
 85,650,000   Bankers Trust Corp., 5.80%,
                9/1/98, to be repurchased at
                $85,663,799; Collateralized
                by $1,032,000 U.S. Treasury
                Bonds, 11.75%, 11/15/14;
                $75,000,000 U.S. Treasury
                Bonds, 6.50%, 11/15/26......    85,650,000
 85,000,000   Bear, Stearns & Co., Inc.,
                5.78%, 9/1/98, to be
                repurchased at $85,013,647;
                Collateralized by $6,035,000
                U.S. Treasury Notes, 6.13%,
                12/31/01; $50,000,000 U.S.
                Treasury Bonds, 10.63%,
                8/15/15.....................    85,000,000
                                              ------------
Total Repurchase Agreements                    170,650,000
                                              ------------
Total Investments (100.0%) (C)                $605,983,068
                                              ------------
                                              ------------

(A) Annualized yields at time of purchase.

(B) Certain securities are deemed to have a maturity remaining until the next readjustment of the interest rate, the demand period or a combination of the longer or the earlier of the demand period or readjustment. The interest rates shown reflect the rate in effect on August 31, 1998.

(C) Tax cost of investments is $605,984,702.

V/R - Variable Rate

See Notes to Financial Statements.

                                                           CORE TRUST (DELAWARE)
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
AUGUST 31, 1998
--------------------------------------------------------------------------------

                                                                     TREASURY       GOVERNMENT
                                                                       CASH            CASH             CASH
                                                                    PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                                  --------------  ---------------  --------------
ASSETS:
  Investments: (Note 2)
    Securities at amortized cost................................  $  184,299,054   $ 595,026,188   $  435,333,068
    Repurchase agreements at cost...............................      80,570,000     119,500,000      170,650,000
                                                                  --------------  ---------------  --------------
      Total investments at value................................     264,869,054     714,526,188      605,983,068
  Cash..........................................................          18,156          12,272           17,591
  Interest and other receivables................................          12,958       2,688,859        1,413,946
  Organization costs, net of amortization (Note 2)..............             479           8,779            2,374
                                                                  --------------  ---------------  --------------
Total assets....................................................     264,900,647     717,236,098      607,416,979
                                                                  --------------  ---------------  --------------
LIABILITIES:
  Payable to adviser (Note 3)...................................           7,678          24,524           18,592
  Payable to administrator (Note 3).............................          30,255          34,722           26,323
  Accrued expenses..............................................          17,767          52,495           31,220
                                                                  --------------  ---------------  --------------
Total liabilities...............................................          55,700         111,741           76,135
                                                                  --------------  ---------------  --------------
NET ASSETS......................................................  $  264,844,947   $ 717,124,357   $  607,340,844
                                                                  --------------  ---------------  --------------
                                                                  --------------  ---------------  --------------
COMPONENTS OF NET ASSETS:
  Interestholders' capital......................................  $  264,844,947   $ 717,124,357   $  607,340,844
                                                                  --------------  ---------------  --------------
NET ASSETS......................................................  $  264,844,947   $ 717,124,357   $  607,340,844
                                                                  --------------  ---------------  --------------
                                                                  --------------  ---------------  --------------

See Notes to Financial Statements.

CORE TRUST (DELAWARE)
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 1998
--------------------------------------------------------------------------------

                                                                       TREASURY      GOVERNMENT
                                                                         CASH           CASH            CASH
                                                                      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                     ------------  ---------------  -------------
INVESTMENT INCOME:
  Interest income..................................................   $8,226,210    $  35,902,478   $  24,178,266
                                                                     ------------  ---------------  -------------
EXPENSES:
  Investment advisory (Note 3).....................................       55,735          238,860         158,716
  Administration (Note 3)..........................................       74,964          317,754         212,800
  Custody..........................................................       37,482          158,877         106,400
  Accounting (Note 3)..............................................       48,000           48,000          48,000
  Legal (Note 3)...................................................        3,826            4,848           4,551
  Audit............................................................        9,522           22,255          17,758
  Trustees.........................................................          565            2,723           1,615
  Rating fees......................................................       22,000               --              --
  Amortization of organization costs...............................          239            4,390           1,187
  Miscellaneous....................................................        2,259            6,661           5,331
                                                                     ------------  ---------------  -------------
Total expenses.....................................................      254,592          804,368         556,358
Fees waived (Note 4)...............................................      (29,678)              --              --
                                                                     ------------  ---------------  -------------
Net expenses.......................................................      224,914          804,368         556,358
                                                                     ------------  ---------------  -------------
NET INVESTMENT INCOME..............................................    8,001,296       35,098,110      23,621,908
                                                                     ------------  ---------------  -------------
NET REALIZED GAIN (LOSS) ON INVESTMENTS SOLD.......................        9,432          (43,555)            853
                                                                     ------------  ---------------  -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...............   $8,010,728    $  35,054,555   $  23,622,761
                                                                     ------------  ---------------  -------------
                                                                     ------------  ---------------  -------------

See Notes to Financial Statements.

                                                           CORE TRUST (DELAWARE)
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED AUGUST 31, 1997 AND 1998
--------------------------------------------------------------------------------

                                                                 TREASURY         GOVERNMENT
                                                                   CASH              CASH              CASH
                                                                 PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                              ---------------  -----------------  ---------------
NET ASSETS--AUGUST 31, 1996.................................  $    83,471,666  $     508,099,794  $   126,282,923
----------------------------                                  ---------------  -----------------  ---------------
OPERATIONS:
  Net investment income.....................................        2,525,129         27,216,340       10,105,993
  Net realized gain (loss) on investments sold..............            2,441            (27,824)          (8,648)
                                                              ---------------  -----------------  ---------------
    Net increase in net assets resulting from operations....        2,527,570         27,188,516       10,097,345
                                                              ---------------  -----------------  ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
  Contributions.............................................      292,088,302      1,552,918,166      633,698,622
  Withdrawals...............................................     (306,985,018)    (1,611,437,731)    (510,587,879)
                                                              ---------------  -----------------  ---------------
    Net transactions in investors' beneficial interests.....      (14,896,716)       (58,519,565)     123,110,743
                                                              ---------------  -----------------  ---------------
    Net increase (decrease) in net assets...................      (12,369,146)       (31,331,049)     133,208,088
                                                              ---------------  -----------------  ---------------
NET ASSETS--AUGUST 31, 1997.................................       71,102,520        476,768,745      259,491,011
----------------------------                                  ---------------  -----------------  ---------------
OPERATIONS:
  Net investment income.....................................        8,001,296         35,098,110       23,621,908
  Net realized gain (loss) on investments sold..............            9,432            (43,555)             853
                                                              ---------------  -----------------  ---------------
    Net increase in net assets resulting from operations....        8,010,728         35,054,555       23,622,761
                                                              ---------------  -----------------  ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
  Contributions.............................................      630,794,381      1,930,394,761    1,309,647,918
  Withdrawals...............................................     (445,062,682)    (1,725,093,704)    (985,420,846)
                                                              ---------------  -----------------  ---------------
    Net transactions in investors' beneficial interests.....      185,731,699        205,301,057      324,227,072
                                                              ---------------  -----------------  ---------------
    Net increase in net assets..............................      193,742,427        240,355,612      347,849,833
                                                              ---------------  -----------------  ---------------
NET ASSETS--AUGUST 31, 1998.................................  $   264,844,947  $     717,124,357  $   607,340,844
----------------------------                                  ---------------  -----------------  ---------------
                                                              ---------------  -----------------  ---------------

See Notes to Financial Statements.

CORE TRUST (DELAWARE)
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1998
--------------------------------------------------------------------------------

NOTE 1. SUMMARY OF ORGANIZATION
Core Trust (Delaware) ("Core Trust") was organized as a Delaware business trust on September 1, 1994. Core Trust, which is registered as an open-end, management investment company under the Investment Company Act of 1940 (the "Act"), currently has twenty-one separate investment portfolios. These financial statements relate to Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio (each a "Portfolio" and collectively the "Portfolios"), each of which is diversified. The Portfolios commenced operations on September 1, 1995. Interests in the Portfolios are sold in private placement transactions without any sales charge to institutional clients, including open-end management investment companies.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
These financial statements are prepared in accordance with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following represent significant accounting policies of the Portfolios:

SECURITY VALUATION-Each Portfolio determines its net asset value per share as of 1:00 p.m., Pacific time, on each business day, utilizing the amortized cost method pursuant to Rule 2a-7 under the Act. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing, respectively, the difference between the original purchase price and the maturity value of the investment over the period to the investment's maturity.

REPURCHASE AGREEMENTS-The Portfolios may invest in repurchase agreements. Each Portfolio, through its custodian, receives delivery of the underlying collateral, whose market value must always equal or exceed the repurchase price. The investment adviser is responsible for determining the value of the underlying collateral. In the event of default, a Portfolio may have difficulties with the disposition of such securities held as collateral.

ORGANIZATIONAL COSTS-The costs incurred by each Portfolio in connection with its organization have been capitalized and are being amortized using the straight-line method over a five year period beginning on the commencement of each Portfolio's operations.

FEDERAL TAXES-The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain, as they are treated as partnerships for federal income tax purposes. All interest, dividends, gain and loss of a Portfolio are deemed to have been "passed through" to the partners in proportion to their interest in the Portfolio regardless of whether such interest, dividends or gain has been distributed by the Portfolio.

SECURITIES TRANSACTIONS, INTEREST INCOME AND REALIZED GAIN AND LOSS-Securities transactions are recorded on a trade date basis, interest income is accrued as earned and realized gain and loss on investments sold are recorded on the basis of identified cost.

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES
INVESTMENT ADVISER-The investment adviser of each Portfolio is Forum Investment Advisors, LLC ("Forum Advisors"). Prior to January 2, 1998, Linden Asset Management, Inc. ("Linden") served as investment adviser of the Portfolios. On January 2, 1998, Forum Advisors, Inc. acquired Linden and reorganized as Forum Advisors. Forum Advisors receives an advisory fee from each Portfolio based upon the total average daily net assets of the Portfolios ("Total Portfolio Assets") that is calculated on a cumulative basis at the following annual rates: 0.06% for the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets and 0.03% of the remaining Total Portfolio Assets.

                                                           CORE TRUST (DELAWARE)
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (concluded)
AUGUST 31, 1998
--------------------------------------------------------------------------------
ADMINISTRATOR-The administrator of each Portfolio is Forum Administrative Services, LLC ("FAdS"). For its administrative services and facilities, FAdS receives from each Portfolio an administration fee at an annual rate of 0.05% of the average daily net assets of the Portfolio. In addition, certain legal expenses are charged to the Portfolios by FAdS. For the year ended August 31, 1998, the respective amounts charged to Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio were $48, $319 and $162.

PLACEMENT AGENT-Forum Financial Services, Inc. ("FFSI"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., acts as each Portfolio's placement agent.

OTHER SERVICE PROVIDERS-Forum Accounting Services, LLC ("FAcS") serves as the Portfolios' fund accountant and interestholder recordkeeper. For these services, FAcS receives a fee from each Portfolio of $48,000 per year, plus additional amounts depending on the number and type of portfolio transactions and number of interest holders.

NOTE 4. WAIVER OF FEES
For the year ended August 31, 1998, FAdS voluntarily waived administration fees for Treasury Cash Portfolio in the amount of $29,678.

NOTE 5. INCOME AND EXPENSE RATIOS
Income and expense ratios are presented below. During certain periods, various fees were waived and expenses reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any waivers and reimbursements.

                                                                                      RATIOS TO AVERAGE NET ASSETS
                                                                                  -------------------------------------
                                                                                                   NET
                                                                                               INVESTMENT      GROSS
                                                                                   EXPENSES      INCOME      EXPENSES
                                                                                  -----------  -----------  -----------
Treasury Cash Portfolio
  Year Ended August 31, 1998....................................................       0.15%        5.34%        0.17%
  Year Ended August 31, 1997....................................................       0.15%        5.20%        0.18%
  Year Ended August 31, 1996....................................................       0.15%        5.30%        0.20%
Government Cash Portfolio
  Year Ended August 31, 1998....................................................       0.13%        5.52%        0.13%
  Year Ended August 31, 1997....................................................       0.14%        5.38%        0.14%
  Year Ended August 31, 1996....................................................       0.14%        5.49%        0.14%
Cash Portfolio
  Year Ended August 31, 1998....................................................       0.13%        5.55%        0.13%
  Year Ended August 31, 1997....................................................       0.15%        5.45%        0.15%
  Year Ended August 31, 1996....................................................       0.15%        5.50%        0.16%

NOTE 6. SPECIAL MEETING OF INTERESTHOLDERS (UNAUDITED)
The following matter was submitted to a vote of Portfolio interestholders at a special meeting held December 12, 1997, and then continued on December 18, 1997: to approve a new Investment Advisory Agreement between Core Trust and Forum Advisors with respect to Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio. Interests in the Portfolios were voted as follows: Treasury Cash Portfolio--99.63% For; 0.37% Against; Government Cash Portfolio--99.00% For; 1.00% Against; Cash Portfolio--96.45% For; 3.55% Against.